Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Analysis of Financial Assets and Liabilities
An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m		£m	£m
2019
Other investments	–	255.7	242.6	–	498.3
Cash and short-term deposits	–	–	–	2,969.0	2,969.0
Bank overdrafts, bonds and bank loans	–	–	–	(461.3)	(461.3)
Bonds and bank loans	–	–	–	(4,047.3)	(4,047.3)
Trade and other receivables: amounts falling due within one year	–	–	–	7,530.8	7,530.8
Trade and other receivables: amounts falling due after more than one year	–	–	–	59.3	59.3
Trade and other payables: amounts falling due within one year	–	–	–	(10,191.6)	(10,191.6)
Trade and other payables: amounts falling due after more than one year	–	–	–	(2.6)	(2.6)
Derivative assets	–	1.4	–	–	1.4
Derivative liabilities	(21.2)	(1.5)	–	–	(22.7)
Payments due to vendors (earnout agreements) (note 20)	–	(253.8)	–	–	(253.8)
Liabilities in respect of put options	–	(226.8)	–	–	(226.8)
	(21.2)	(225.0)	242.6	(4,143.7)	(4,147.3)

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2018
Other investments	–	319.6	347.1	–	666.7
Cash and short-term deposits	–	–	–	2,643.2	2,643.2
Bank overdrafts, bonds and bank loans	–	–	–	(1,025.1)	(1,025.1)
Bonds and bank loans	–	–	–	(5,634.8)	(5,634.8)
Trade and other receivables: amounts falling due within one year	–	–	–	8,545.6	8,545.6
Trade and other receivables: amounts falling due after more than one year	–	–	–	68.3	68.3
Trade and other payables: amounts falling due within one year	–	–	–	(10,637.3)	(10,637.3)
Trade and other payables: amounts falling due after more than one year	–	–	–	(8.4)	(8.4)
Derivative assets	8.4	1.3	–	–	9.7
Derivative liabilities	(14.2)	(2.6)	–	–	(16.8)
Payments due to vendors (earnout agreements) (note 20)	–	(414.7)	–	–	(414.7)
Liabilities in respect of put options	–	(242.0)	–	–	(242.0)
	(5.8)	(338.4)	347.1	(6,048.5)	(6,045.6)

Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1 £m	Level 2 £m	Level 3 £m
2019
Derivatives in designated hedge relationships
Derivative assets	–	–	–
Derivative liabilities	–	(21.2)	–
Held at fair value through profit or loss
Other investments	–	–	255.7
Derivative assets	–	1.4	–
Derivative liabilities	–	(1.5)	–
Payments due to vendors (earnout agreements) (note 20)	–	–	(253.8)
Liabilities in respect of put options	–	–	(226.8)
Held at fair value through other comprehensive income
Other investments	42.2	–	200.4

	Level 1 £m	Level 2 £m	Level 3 £m
2018
Derivatives in designated hedge relationships
Derivative assets	–	8.4	–
Derivative liabilities	–	(14.2)	–
Held at fair value through profit or loss
Other investments	0.4	–	319.2
Derivative assets	–	1.3	–
Derivative liabilities	–	(2.6)	–
Payments due to vendors (earnout agreements) (note 20)	–	–	(414.7)
Liabilities in respect of put options	–	–	(242.0)
Held at fair value through other comprehensive income
Other investments	128.1	–	219.0

There have been no transfers between these levels in the years presented.

Reconciliation of level 3 fair value measurements
1
:

	Liabilities in respect of put options £m	Other investments £m
1 January 2018	(258.1)	820.3
Gains recognised in the income statement	34.5	61.1
Losses recognised in other comprehensive income	–	(140.6)
Exchange adjustments	1.1	–
Additions	(43.5)	35.0
Disposals	–	(237.3)
Cancellations	2.2	–
Reclassifications from other investments to interests in associates	–	(0.3)
Settlements	21.8	–
31 December 2018	(242.0)	538.2
(Losses)/gains recognised in the income statement	(19.4)	9.1
Losses recognised in other comprehensive income	–	(55.4)
Exchange adjustments	11.7	–
Additions	(38.6)	18.2
Disposals	–	(53.4)
Cancellations	9.7	–
Transfer to disposal group classified as held for sale	31.0	(0.6)
Settlements	20.8	–
31 December 2019	(226.8)	456.1

Note
1	The reconciliation of payments due to vendors (earnout agreements) is presented in note 20.